Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses (Tables) [Abstract]
Summary of loans

	2011	2010
	(In thousands)

First mortgage loans:
One- to four-family
Amortizing	$23,480,909	$24,912,935
Interest-only	4,779,863	5,136,463
FHA/VA	734,781	499,724
Multi-family and commercial	39,634	48,067
Construction	4,929	9,081

Total first mortgage loans	29,040,116	30,606,270

Consumer and other loans:
Fixed–rate second mortgages	131,597	160,896
Home equity credit lines	134,502	137,467
Other	21,130	19,264

Total consumer and other loans	287,229	317,627

Total loans	$29,327,345	$30,923,897

Loan portfolio by credit quality indicator

The following tables present the composition of our loan portfolio by credit quality indicator at the dates indicated:

Credit Risk Profile based on Payment Activity

			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Performing	$23,417,785	$4,566,001	$37,411	$585	$130,869	$130,897	$21,110	$28,304,658
Non-performing	797,905	213,862	2,223	4,344	728	3,605	20	1,022,687

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Performing	$24,733,745	$4,957,115	$46,950	$1,521	$160,456	$135,111	$17,740	$30,052,638
Non-performing	678,914	179,348	1,117	7,560	440	2,356	1,524	871,259

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Notes to Consolidated Financial Statements

Credit Risk Profile by Internally Assigned Grade
			(In thousands)

	One-to four- family first mortgage loans		Other first Mortgages		Consumer and Other			Total Loans
December 31, 2011	Amortizing	Interest-only	Multi-family and Commercial	Construction	Fixed-rate second mortgages	Home Equity credit lines	Other
Pass	$23,325,078	$4,536,090	$23,997	$-	$130,649	$130,487	$19,231	$28,165,532
Special mention	146,391	26,428	2,989	-	220	410	593	177,031
Substandard	744,221	217,345	12,648	4,929	728	3,605	1,306	984,782

Total	$24,215,690	$4,779,863	$39,634	$4,929	$131,597	$134,502	$21,130	$29,327,345

December 31, 2010
Pass	$24,646,101	$4,927,545	$37,697	$1,521	$160,216	$134,408	$17,737	$29,925,225
Special mention	151,800	29,570	1,199	-	240	703	3	183,515
Substandard	614,758	179,348	1,117	7,560	440	2,356	1,524	807,103
Doubtful	-	-	8,054	-	-	-	-	8,054

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264	$30,923,897

Comparison of delinquent loans by class

The following table is a comparison of our delinquent loans by class as of the date indicated:

	30-59 Days	60-89 Days	90 Days or more	Total Past Due	Current Loans	Total Loans	90 Days or more and accruing (1)
At December 31, 2011	(In thousands)
One- to four-family first mortgages:
Amortizing	$357,099	$158,546	$797,905	$1,313,550	$22,902,140	$24,215,690	$97,476
Interest-only	63,360	27,833	213,862	305,055	4,474,808	4,779,863	-
Multi-family and commercial mortgages	1,521	393	2,223	4,137	35,497	39,634	-
Construction loans	-	-	4,344	4,344	585	4,929	-
Consumer and other loans:
Fixed-rate second mortgages	1,202	220	728	2,150	129,447	131,597	-
Home equity lines of credit	2,471	410	3,605	6,486	128,016	134,502	-
Other	1,536	2	20	1,558	19,572	21,130	-

Total	$427,189	$187,404	$1,022,687	$1,637,280	$27,690,065	$29,327,345	$97,476

At December 31, 2010
One- to four-family first mortgages:
Amortizing	$363,583	$161,530	$678,914	$1,204,027	$24,208,632	$25,412,659	$64,156
Interest-only	47,479	29,570	179,348	256,397	4,880,066	5,136,463	-
Multi-family and commercial mortgages	3,199	1,199	1,117	5,515	42,552	48,067	-
Construction loans	-	-	7,560	7,560	1,521	9,081	-
Consumer and other loans:
Fixed-rate second mortgages	896	240	440	1,576	159,320	160,896	-
Home equity lines of credit	2,419	703	2,356	5,478	131,989	137,467	-
Other	1,330	3	1,524	2,857	16,407	19,264	-

Total	$418,906	$193,245	$871,259	$1,483,410	$29,440,487	$30,923,897	$64,156

      (1) Loans that are past due 90 days or more and still accruing interest are loans that are guaranteed by the FHA.

Geographic distribution of loan portfolio as percentage of total loans and non performing loans as percentage of total non performing loans

The following table presents the geographic distribution of our loan portfolio as a percentage of total loans and of our non-performing loans as a percentage of total non-performing loans at December 31:

	2011		2010

	Total loans	Non-performing Loans	Total loans	Non-performing Loans

New Jersey	44.7%	51.3%	44.0%	45.7%
New York	22.4	19.5	19.9	18.7
Connecticut	14.6	6.8	14.5	6.5

Total New York metropolitan area	81.7	77.6	78.4	70.9

Pennsylvania	4.7	1.4	3.1	1.2
Virginia	2.6	2.9	3.5	4.6
Illinois	2.3	4.7	3.0	4.9
Maryland	2.0	3.2	2.7	4.4
All others	6.7	10.2	9.3	14.0

Total outside New York metropolitan area	18.3	22.4	21.6	29.1

	100.0%	100.0%	100.0%	100.0%

Summary of loans, by class

The following is a summary of loans, by class, on which the accrual of income has been discontinued and loans that are contractually past due 90 days or more but have not been classified as non-accrual at December 31:

	2011	2010
	(In thousands)

Non-accrual loans:
One-to four-family amortizing loans	$700,429	$614,758
One-to four-family interest-only loans	213,862	179,348
Multi-family and commercial mortgages	2,223	1,117
Construction loans	4,344	7,560
Fixed-rate second mortgages	728	440
Home equity lines of credit	3,605	2,356
Other loans	20	1,524

Total non-accrual loans	925,211	807,103
Accruing loans delinquent 90 days or more (1)	97,476	64,156

Total non-performing loans	$1,022,687	$871,259

(1) Loans that are past due 90 days or more and still accruing interest are loans that are insured by the FHA.

Comparison of troubled debt restructuring by class

The following table is a comparison of our troubled debt restructuring by class as of the date indicated.

	December 31, 2011			December 31, 2010

	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment	Number of Contracts	Pre-restructuring Outstanding Recorded Investment	Post-restructuring Outstanding Recorded Investment
	(In thousands)

Troubled debt restructurings:
One-to-four family first mortgages:
Amortizing	146	$57,336	$53,831	6	$2,014	$2,031
Interest-only	9	4,970	4,799	1	1,093	1,103
Multi-family and commercial mortgages	2	7,911	7,911	2	7,911	7,911

Total	157	$70,217	$66,541	9	$11,018	$11,045

Summary of loans evaluated for impairment by class

Loans evaluated for impairment include loans classified as troubled debt restructurings and non-performing multi-family, commercial and construction loans. The following table presents our loans evaluated for impairment by class at the date indicated:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)

December 31, 2011

One-to four-family amortizing loans	$53,831	$56,876	$-	$55,595	$2,411
One-to four-family interest-only loans	4,799	4,974	-	4,891	159
Multi-family and commercial mortgages	6,548	10,266	3,718	10,294	485
Construction loans	3,622	4,344	722	4,752	-

Total	$68,800	$76,460	$4,440	$75,532	$3,055

December 31, 2010

One-to four-family amortizing loans	$2,031	$2,031	$-	$2,031	$106
One-to four-family interest-only loans	1,104	1,104	-	1,104	55
Multi-family and commercial mortgages	5,712	9,161	3,449	9,159	485
Construction loans	5,863	7,560	1,697	6,949	-

Total	$14,710	$19,856	$5,146	$19,243	$646

Allowance for loan losses

An analysis of the ALL at December 31 follows:

	2011	2010	2009

	(In thousands)

Balance at beginning of year	$236,574	$140,074	$49,797

Charge-offs	(97,096)	(110,771)	(48,133)
Recoveries	14,313	12,271	910

Net charge-offs	(82,783)	(98,500)	(47,223)

Provision for loan losses	120,000	195,000	137,500

Balance at end of year	$273,791	$236,574	$140,074

Allowance for loan losses by portfolio segment

The following table presents the activity in our ALL by portfolio segment at the year indicated.

	At December 31, 2011

	One-to four- Family Mortgages	Multi-family and Commercial Mortgages	Construction	Consumer and Other Loans	Total

	(In thousands)

Balance at December 31, 2009	$133,927	$1,304	$1,865	$2,978	$140,074
Provision for loan losses	191,697	3,115	(137)	325	195,000

Charge-offs	(110,669)	-	-	(102)	(110,771)
Recoveries	12,269	-	-	2	12,271

Net (charge-offs) recoveries	(98,400)	-	-	(100)	(98,500)

Balance at December 31, 2010	$227,224	$4,419	$1,728	$3,203	$236,574
Provision for loan losses	120,126	(37)	(994)	905	120,000

Charge-offs	(96,714)	-	-	(382)	(97,096)
Recoveries	14,286	-	-	27	14,313

Net (charge-offs) recoveries	(82,428)	-	-	(355)	(82,783)

Balance at December 31, 2011	$264,922	$4,382	$734	$3,753	$273,791

Loan portfolio:
Balance at end of year
Individually evaluated for impairment	$58,630	$10,266	$4,344	$-	$73,240
Collectively evaluated for impairment	28,936,923	29,368	585	287,229	29,254,105
Allowance
Individually evaluated for impairment	$1,335	$3,718	$722	$-	$5,775
Collectively evaluated for impairment	263,587	664	12	3,753	268,016